Virtus Alternative Solutions Trust

Supplement dated October 11, 2019 to the Statutory Prospectus dated February 28, 2019, as supplemented

Virtus Asset Trust

Supplement dated October 11, 2019 to the Statutory Prospectus dated April 30, 2019, as supplemented

Virtus Equity Trust

Supplement dated October 11, 2019 to the Statutory Prospectus dated January 28, 2019, as supplemented

Virtus Opportunities Trust

Supplement dated October 11, 2019 to the Statutory Prospectus dated January 28, 2019, as supplemented

Important Notice to Investors

Effective October 11, 2019, certain disclosure relating to Class R6 Shares is hereby updated as described below.

Under the heading “What arrangement is best for you?,” the disclosure describing Class R6 Shares is replaced with the following:

Class R6 Shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only (provided that they do not require or receive any compensation, administrative payments, sub-transfer agency payments or service payments with respect to Class R6 Shares): (i) qualified retirement plans, including, but not limited to, 401(k) plans, 457 plans, employer sponsored 403(b) plans, and defined benefit plans ; (ii) banks and trust companies; (iii) insurance companies; (iv) financial intermediaries utilizing such shares in fee-based investment advisory programs; (v) registered investment companies; and (vi) non-qualified deferred compensation plans. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 Shares are available to any trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. The minimum initial investment amount may be waived subject to the fund’s discretion. If you are eligible to purchase and do purchase Class R6 Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 Shares. If you transact in Class R6 Shares through a financial intermediary, your financial intermediary may charge you a fee outside of the fund, such as brokerage commission or an investment advisory fee. You should consult your financial intermediary regarding the different share classes available to you, how their fees and expenses differ, and whether the fees charged by your financial intermediary differ depending upon which share class you choose.

In the section “Your Account,” under the heading “Class R6 Shares Only,” the disclosure is replaced with the following:

If you are investing through a qualified retirement plan, bank or trust company, insurance company or other qualifying financial institution, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to open an account and buy Class R6 Shares. If you are a qualified institutional investor, or qualified individual investor as described under the heading “What arrangement is best for you?,” please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares, except for the application of any minimum initial and/or additional purchase requirement.

In the section “How to Buy Shares,” under the heading “Class R6 Shares Only,” the disclosure is replaced with the following:

If you are investing through a qualified retirement plan, bank or trust company, insurance company or other qualifying financial institution, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to buy Class R6 Shares. If you are a qualified institutional investor, or qualified individual investor as described under the heading “What arrangement is best for you?,” please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares.

In the section “How to Sell Shares,” under the heading “Class R6 Shares Only,” the disclosure is replaced with the following:

If you are investing through a qualified retirement plan, bank or trust company, insurance company or other qualifying financial institution, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to sell Class R6 Shares. If you are a qualified institutional investor, or qualified individual investor as described under the heading “What arrangement is best for you?,” please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares.

In the section “Things to Know When Selling Shares,” under the heading “Class R6 Shares Only,” the disclosure is replaced with the following:

If you are investing through a qualified retirement plan, bank or trust company, insurance company or other qualifying financial institution, registered investment company or non-qualified deferred compensation plan, your financial institution or financial intermediary will provide you with the information you need to know when selling Class R6 Shares. If you are a qualified institutional investor, or qualified individual investor as described under the heading “What arrangement is best for you?,” please refer to the instructions above for Class A Shares, Class C Shares and Class I Shares.

Investors should retain this supplement with the Prospectuses for future reference.

VAST/VAT/VET/VOT R6Disclosure (10/2019)

Virtus Alternative Solutions Trust

Supplement dated October 11, 2019 to the Statement of Additional Information (“SAI”)

dated February 28, 2019, as supplemented

Virtus Asset Trust

Supplement dated October 11, 2019 to the SAI dated April 30, 2019, as supplemented

Virtus Equity Trust

Supplement dated October 11, 2019 to the SAI dated June 12, 2019, as supplemented

Virtus Opportunities Trust

Supplement dated October 11, 2019 to the SAI dated January 28, 2019, as supplemented

Effective October 11, 2019, certain disclosure relating to Class R6 Shares is hereby updated as described below.

In the section “Purchase, Redemption and Pricing of Shares,” under the heading “How to Buy Shares” the paragraph describing Class R6 Shares is replaced with the following:

Class R6 Shares are offered without a minimum initial investment to the following investors in plan level or omnibus accounts only: certain employer sponsored retirement plans, including profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, plans described in Section 401(k), 403(b) and 457 of the Internal Revenue Code, banks and trust companies, insurance companies, registered investment companies and financial intermediaries utilizing fund shares in fee-based advisory programs. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 Shares are available to any trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. If you are participating in an employer sponsored retirement plan, such as a 401(k) plan, profit-sharing plan, defined benefit plan or other employer-directed plan, your company will provide you with the information you need to open an account and buy Class R6 Shares. If you are a qualified institutional investor or qualified individual investor as described above, completed applications for the purchase of shares should be mailed to: Virtus Mutual Funds, P.O. Box 9874, Providence, RI 02940-8074.

In the section “Purchase, Redemption and Pricing of Shares,” under the heading “Alternative Purchase Arrangements” the paragraph describing Class R6 Shares is replaced with the following:

Class R6 Shares are available only to certain employer-sponsored retirement plans, including profit-sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans, plans described in Section 401(k), 403(b) and 457 of the Internal Revenue Code, banks and trust companies, insurance companies, registered investment companies and financial intermediaries utilizing fund shares in fee-based advisory programs, where plan level or omnibus accounts are held on the books of the fund. Other institutional investors may be permitted to purchase Class R6 Shares subject to the fund’s determination of eligibility and may be subject to a $2,500,000 minimum initial investment requirement. In addition, without a minimum initial investment requirement, Class R6 Shares are available to any trustee of the Virtus Funds and trustees/directors of affiliated open- and closed-end funds, directors, officers and employees of Virtus and its affiliates, and a spouse or domestic partner, child or minor grandchild of any such qualifying individual (in each case either individually or jointly with other investors), provided in each case that those shares are held directly with the Transfer Agent or in an eligible account. Class R6 Shares are not available to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, or Simple IRAs. Individual shareholders who purchase Class R6 Shares through retirement platforms or other intermediaries are not eligible to hold Class R6 Shares outside of their respective plan or intermediary platform. If you are eligible to purchase and do purchase Class R6 Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class R6 Shares.

Investors should retain this supplement with the SAI for future reference.

VAST/VAT/VET/VOT SAI R6Disclosure (10/2019)